Contingent Liabilities and Commitments (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Contingent Liabilities and Commitments [Line Items]
Commission income expense	€ 25
Annual royalties	10
Royalties amount	€ 850
Royalty payments, percentage	10.00%
Phase I studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	€ 50
Phase II studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	100
Phase III studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	200
Regulatory Authority [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties amount	€ 500
Minimum [Member]
Contingent Liabilities and Commitments [Line Items]
Percentage of net sales	2.00%
Maximum [Member]
Contingent Liabilities and Commitments [Line Items]
Percentage of net sales	(3.00%)